Note 8 - Stockholders' Equity	12 Months Ended
Jul. 31, 2013
Equity [Abstract]
Note 8 - Stockholders' Equity

Note 8 – Stockholders’ Equity:

During the fiscal year ended July 31, 2013, the Company issued shares of common stock as follows:

1.	On July 11, 2013 the Company settled a total of $552,406 in outstanding indebtedness through the issuance to two creditors of an aggregate of 27,620,304 Class A common shares at a price of $ 0.02 per share.

2.	On July 26, 2013 the Company finalized private placement agreements to raise US$80,000 at a deemed price of $0.02 USD per share and issued a total of 4,000,000 shares to four placees.

As at July 31, 2013, the Company had a total of 31,804,189 shares of Class A, voting, no par value common stock issued and outstanding.

We are also authorized to issue an unlimited number of Class B voting common shares, Class C non-voting common shares, and Class D non-voting common shares, and 5,000,000 shares of Class E non-voting preferred shares.  None of these other classes of shares has been issued at the date of the financial statements.